Share Capital and Share-Based Payments (Details 2) - Stock options [Member]	6 Months Ended	12 Months Ended
	Jun. 30, 2026 $ / shares	Dec. 31, 2025 $ / shares
Statement [Line Items]
Risk-free interest rate	3.03%	2.80%
Expected dividend yield	0.00%	0.00%
Expected life (years)	4 years 4 months 24 days	5 years
Expected stock price volatility	62.46%	60.28%
Expected forfeiture rate	12.00%	13.00%
Weighted average fair value | (per share)	$ 4.29	$ 1.06